ACQUIRED INTANGIBLE ASSETS, NET (Details 1) ¥ in Thousands	Sep. 30, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	¥ 652
2022	580
2023	557
2024	545
2025	533
Thereafter	1,781
Total	¥ 4,648